Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 29, 2012 Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Financial assets				$ 8,302	$ 1,397
Inventories				3,954	6,988
Property, plant and equipment				40,580	21,543
Other assets				52	1,330
Intangible assets				7,428	3,172
Financial liabilities				(6,164)	(944)
Other long-term liabilities				(1,050)	(364)
Net assets acquired				53,102	33,122
Goodwill	127,038	179,120	153,375	16,120	26,230
Total purchase price				69,222	59,352
Noncash transactions:
Acquisition related liabilities				(7,902)	(10,547)
Other				281	(48)
Total noncash transactions				(7,621)	(10,595)
Net cash paid for acquisitions				$ 61,601	$ 48,757